Cash and cash equivalents (Tables)	12 Months Ended
Oct. 31, 2021
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	October 31, 2021	October 31, 2020
	$m	$m
Cash at bank and in hand	355.9	374.3
Short-term bank deposits	202.5	362.9
Cash and cash equivalents	558.4	737.2

Credit Quality of Cash and Cash Equivalents
At October 31, 2021 and October 31, 2020, the carrying amount approximates to the fair value. The Group’s credit risk on cash and cash equivalents is limited as the counterparties are well established banks with generally high credit ratings. The credit quality of cash and cash equivalents is as follows:

	October 31, 2021	October 31, 2020
	$m	$m
S&P/Moody’s/Fitch rating:
AAA	184.8	358.4
AA-	2.8	27.2
A+	348.6	318.6
A	11.6	9.9
A-	2.6	9.1
BBB+ to C-	8.0	14.0
	558.4	737.2